Accounting pronouncements recently adopted - Future Minimum Lease Payments Under Topic 840 (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Leases
2019		$ 33,886
2020		23,843
2021		15,115
2022		11,621
2023 and thereafter		6,308
Total minimum lease payments		90,773
Less: amount representing interest (at rates ranging from 2.48% to 7.51%)		(4,205)
Carrying amount of minimum lease payments		86,568
Less: current portion	$ (29,206)	(32,250)
Long term portion		54,318
Operating Leases
2019		6,003
2020		6,091
2021		6,091
2022		5,098
2023 and thereafter		12,382
Total minimum lease payments		$ 35,665
Minimum
Operating Leases
Interest rate		2.48%
Maximum
Operating Leases
Interest rate		7.51%